Registration No. 033-73248

Investment Company Act File No. 811-08228

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.
Post-Effective Amendment No. ~~63~~68	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. ~~64~~ 69	☒
(Check Appropriate Box or Boxes)

THE TIMOTHY PLAN

(Exact Name of Registrant as Specified in Charter)

1055 Maitland Center Commons

Maitland, FL 32751

(Address of principal Executive Offices)

(407) 644-1986

(Registrant’s Telephone Number, Including Area Code)

Arthur D. Ally

1055 Maitland Center Commons

Maitland, FL 32751

(Name and Address of Agent for Service)

Copies to:

David D. Jones, Esquire

395 Sawdust Road, #2148

The Woodlands, TX 77381

Approximate date of proposed public offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Timothy Plan Aggressive Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Emerging Markets Fund and Timothy Plan Growth & Income Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Maitland and the State of Florida on February ~~19~~18, ~~2013~~2015.

THE TIMOTHY PLAN

By:	/s/ Arthur D. Ally
Arthur D. Ally, Chairman, President and Treasurer

Pursuant to the Requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Arthur D. Ally Arthur D. Ally	Chairman, President & Treasurer -Trustee	February ~~19~~18, ~~2013~~2015

Joseph E. Boatwright*	Trustee, Secretary	February ~~19~~18, ~~2013~~2015

Matthew D. Staver*	Trustee	February ~~19~~18, ~~2013~~2015

Deborah Honneycutt*	Trustee	February ~~19~~18, ~~2013~~2015

Charles E. Nelson*	Trustee	February ~~19~~18, ~~2013~~2015

Scott Preissler, Ph.D*	Trustee	February ~~19~~18, ~~2013~~2015

Alan M. Ross*	Trustee	February ~~19~~18, ~~2013~~2015

Kenneth Blackwell*	Trustee	February ~~19~~18, ~~2013~~2015

William W. Johnson*	Trustee	February ~~19~~18, ~~2013~~2015

John C. Mulder*	Trustee	February ~~19~~18, ~~2013~~2015

Patrice Tsague*	Trustee	February ~~19~~18, ~~2013~~2015

Richard W. Copeland*	Trustee	February ~~19~~18, ~~2013~~2015

*By:	/s/ Arthur D. Ally, Arthur D. Ally	Attorney-In -Fact under Power of Attorney	February ~~19~~18, ~~2013~~2015

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase